Provisions and other liabilities - Asset Retirement Obligations and Other Provisions and Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of other provisions [line items]
Non-current portion, beginning balance	$ 12,927
Current portion, beginning balance	706
Provisions and other liabilities, beginning balance	13,632
New or increased provisions and other liabilities	966
Change in estimates	1,136
Amounts charged against provisions and other liabilities	(1,021)
Effects of change in the discount rate	(155)
Reduction due to divestments	(834)
Accretion expenses	606
Reclassification, transfer and other	284
Foreign currency translation effects	1,177
Provisions and other liabilities, ending balance	15,791
Non-current portion, ending balance	14,715
Current portion, ending balance	1,076
Asset retirement obligations
Disclosure of other provisions [line items]
Non-current portion, beginning balance	10,777
Current portion, beginning balance	151
Provisions and other liabilities, beginning balance	10,928
New or increased provisions and other liabilities	780
Change in estimates	1,159
Amounts charged against provisions and other liabilities	(291)
Effects of change in the discount rate	(157)
Reduction due to divestments	(809)
Accretion expenses	586
Reclassification, transfer and other	332
Foreign currency translation effects	1,070
Provisions and other liabilities, ending balance	13,598
Non-current portion, ending balance	13,084
Current portion, ending balance	514
Other provisions and liabilities
Disclosure of other provisions [line items]
Non-current portion, beginning balance	2,150
Current portion, beginning balance	554
Provisions and other liabilities, beginning balance	2,704
New or increased provisions and other liabilities	186
Change in estimates	(23)
Amounts charged against provisions and other liabilities	(730)
Effects of change in the discount rate	2
Reduction due to divestments	(25)
Accretion expenses	20
Reclassification, transfer and other	(48)
Foreign currency translation effects	107
Provisions and other liabilities, ending balance	2,194
Non-current portion, ending balance	1,631
Current portion, ending balance	$ 563